REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 9. REVENUE

The Company’s primary revenue-generating activity involves the sale of directed-energy systems, high-powered laser solutions, and integrated defense and security technologies, as well as related installation, support, and service offerings. The Company operates a dual-use business model, serving both defense and commercial markets across Europe and the United States. The Company disaggregates revenue by product and service type, client industry/market, and geographic region, as presented in the tables below.

The following table presents revenue from contracts with customers disaggregated by geography:

	Three months ended March 31,
	2026	2025
Europe	$398,864	$—
United States	8,780	—
Total	$407,644	$—

The following table presents revenue from contracts with customers disaggregated by product and service type:

	Three months ended March 31,
	2026	2025
Orbit:
SaaS and hosted software subscriptions	$48,499	$—
Application maintenance services	18,780	—
Total	67,279	—
Lyocon:
Product sales	317,588	—
Professional services revenue	22,777	—
Total	340,365	—
Total revenue	$407,644	$—

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Three months ended March 31,
	2026	2025
Revenue recognized at a point in time	$340,365	$—
Revenue recognized over time	67,279	—
Total	$407,644	$—

Contract assets represent revenue recognized in excess of billings for which the right to payment is conditional on performance rather than solely on the passage of time, and are reclassified to accounts receivable when the right to consideration becomes unconditional. Contract liabilities consist of customer deposits and amounts billed or collected in advance of revenue recognition, which are recognized as revenue when the related performance obligations are satisfied. Accounts receivable, contract assets, and contract liabilities were as follows on the dates presented:

	Accounts Receivable	Contract Assets	Contract Liabilities
December 31, 2025	—	—	—
March 31, 2026	201,571	30,527	428,346

The increases in accounts receivable, contract assets, and contract liabilities from December 31, 2025 to March 31, 2026 are attributable to the Orbit Change of Control and Lyocon Acquisition, further described in Note 4. The opening balances of accounts receivable, contract assets, and contract liabilities acquired in these business combinations are reflected in the Company’s condensed consolidated balance sheet beginning on the acquisition date.

The contract liability as of December 31, 2025 was nil, and accordingly no revenue was recognized during the three months ended March 31, 2026 from contract liabilities that existed at the beginning of the period. During the three months ended March 31, 2026, the Company recognized $105,172 of revenue from contract liabilities assumed in the Orbit Change of Control and Lyocon Acquisition on January 15, 2026. During the three months ended March 31, 2025, the Company recognized nil of revenue that was included in the contract liabilities balance at the beginning of the reporting period.

Remaining Performance Obligations

Remaining performance obligations represent the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, as of the end of the reporting period. As of March 31, 2026, the aggregate transaction price allocated to unsatisfied performance obligations related to Lyocon revenue was $722,401, which the Company expects to recognize as revenue over the following nine months. As of March 31, 2026, the aggregate transaction price allocated to unsatisfied performance obligations related to Orbit revenue was $423,553, which the Company expects to recognize as revenue through the end of 2027.

NOTE 8. REVENUE

The Company’s primary revenue-generating activity involves sales of high-powered lasers and related installation services. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S. dollars.

The following table presents revenue from contracts with customers disaggregated by geography:

	Year ended December 31,
	2025	2024
United States	$—	$24,300
Asia	—	9,112
Europe	—	118,715
Total	$—	$152,127

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Year ended December 31,
	2025	2024
Revenue recognized at a point in time	$—	$152,127
Revenue recognized over time	—	—
Total	$—	$152,127

Contract liabilities consist of customer deposits that are applied to invoices as the performance obligation is performed. Accounts receivable and contract liabilities as of December 31, 2025 and 2024 were as follows on the dates presented:

	Accounts Receivable	Contract Liabilities
January 1, 2024	$482,279	$30,400
December 31, 2024	—	24,000
December 31, 2025	—	—

During the years ended December 31, 2025 and 2024, the Company recognized nil and $30,400 of revenue that was included in the contract liabilities balance at the beginning of the reporting period, respectively. During 2025, the Company reached a settlement with a customer to settle the contract liability of $24,000 through a payment of $12,000. The resulting $12,000 gain was recorded in loss on extinguishment of accounts payable on the consolidated statement of operations for the year ended December 31, 2025.